Regulatory Assets and Liabilities (Detail) (CAD) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Regulatory Assets And Liabilities [Line Items]
Regulatory assets	134,392		5,029
Less current regulatory assets	(10,644)		(2,458)
Non-current regulatory assets	123,748		2,571
Regulatory Liabilities	88,115		21,653
Other	273
Less current regulatory liabilities	(6,065)		(2,469)
Non-current regulatory liabilities	82,050		19,184
Environmental costs
Regulatory Assets And Liabilities [Line Items]
Regulatory assets	59,789
Pension and post-retirement benefits
Regulatory Assets And Liabilities [Line Items]
Regulatory assets	47,838	[1]
Regulatory Liabilities	1,127	[2]
Storm costs deferral
Regulatory Assets And Liabilities [Line Items]
Regulatory assets	6,726	[2]
Energy costs adjustment
Regulatory Assets And Liabilities [Line Items]
Regulatory assets	7,962	[3]
Regulatory Liabilities	11,706	[4]	6,708	[4]
Derivative assets
Regulatory Assets And Liabilities [Line Items]
Regulatory assets	1,731	[4]
Regulatory Liabilities	616	[5]
Rate case costs
Regulatory Assets And Liabilities [Line Items]
Regulatory assets	4,480	[5]	2,161	[5]
Alternative revenue program
Regulatory Assets And Liabilities [Line Items]
Regulatory assets	272	[6]	2,789	[6]
Asset retirement obligation
Regulatory Assets And Liabilities [Line Items]
Regulatory assets	1,095	[7]
Other Regulatory Asset
Regulatory Assets And Liabilities [Line Items]
Regulatory assets	4,499	[8]	79	[8]
Removal costs recovered
Regulatory Assets And Liabilities [Line Items]
Regulatory Liabilities	58,852	[9]	14,945	[9]
Rate-base offset
Regulatory Assets And Liabilities [Line Items]
Regulatory Liabilities	15,541	[10]

[1]	Environmental remediation costs recovery: EnergyNorth is responsible for the cleanup of certain former gas manufacturing facilities. Actual expenditures are recovered through rates over a period of 7 years (see note 21 (a) (ii)).
[2]	Pension and post-retirement benefits: As part of a business acquisition, a regulatory asset or liability is set up for the amounts of pension and post-retirement benefits that have not yet been recognized in net periodic cost and were presented as accumulated comprehensive income prior to the acquisition. The portion currently recovered through rates is amortized over the future services years of the employees. The portion related to the current acquisitions which amounts to U.S. $43,484 was authorized by the Regulator as a regulatory asset and recovery is expected to start following the next rate case.
[3]	Storm costs: Granite State incurred repair costs resulting from certain storms, which are expected to be recovered through rates.
[4]	Deferred energy cost: The revenue of the electric and natural gas utilities include a component which is designed to recover the cost of electricity or natural gas through rates charged to customers. Under deferred energy accounting, to the extent actual natural gas and purchased power costs differ from natural gas and purchased power costs recoverable through current rates that difference is not recorded on the consolidated statement of operations but rather is deferred and recorded as a regulatory asset or liability on the balance sheet. These differences are reflected in adjustments to rates and recorded as an adjustment to cost of natural gas or electricity in future time periods, subject to regulatory review.
[5]	Derivatives: Derivatives are utilized to manage the price risk associated with natural gas purchasing activities. The gains and losses associated with these derivatives are recoverable through its deferred energy cost, as noted above, (note 24(b)(i)).
[6]	Rate case costs: The costs to file, prosecute and defend rate case applications are referred to as rate case costs. These costs are capitalized and amortized over the period of rate recovery granted by the regulator.
[7]	Alternative revenue program: In 2011, the regulator of one of Liberty Utilities' utilities ordered to phase-in the rate increases it had granted over a 12 month period.
[8]	Asset retirement obligation: Asset retirement obligations incurred by the utilities are expected to be recovered through rates.
[9]	Cost of removal: The regulatory liability for cost of removal represents amounts that have been collected from ratepayers for costs that are expected to be incurred in the future to retire the utility plant.
[10]	Rate-base offset: The Regulator for the Midwest Gas Utilities imposed a rate base offset that would reduce the revenue requirement at future rate proceedings. The rate base offset declines on a straight-line basis over a period of ten years.